Shareholders' Equity - Schedule of Outstanding Warrants (Details) - $ / shares	1 Months Ended	6 Months Ended
	Nov. 30, 2016	Jun. 30, 2017
Outstanding and exercisable	150,000
Warrant One [Member]
Issuance date		May 18, 2016
Outstanding and exercisable		1,063,829
Exercise price		$ 0.47
Exercisable through		May 18, 2018
Warrant Two [Member]
Issuance date		May 18, 2016
Outstanding and exercisable		3,636,364
Exercise price		$ 0.55
Exercisable through		May 18, 2020
Warrant Three [Member]
Issuance date		May 18, 2016
Outstanding and exercisable		42,553
Exercise price		$ 0.47
Exercisable through		Nov. 18, 2017